Due to Trust Account, Short-term Borrowings and Long-term Debt (Components of Other Short-term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Short-term Debt [Line Items]
Other short-term borrowings	¥ 14,187,760	¥ 16,056,193
Less unamortized discount	37	711
Other short-term borrowings—net	¥ 14,187,723	¥ 16,055,482
Weighted average interest rate on outstanding balance at end of fiscal year	0.06%	0.67%
Domestic [Member]
Short-term Debt [Line Items]
Other short-term borrowings	¥ 10,712,939	¥ 11,323,055
Domestic [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Other short-term borrowings	1,207,610	1,160,758
Domestic [Member] | Borrowings from Bank of Japan [Member]
Short-term Debt [Line Items]
Other short-term borrowings	9,238,209	9,800,800
Domestic [Member] | Borrowings from Other Financial Institutions [Member]
Short-term Debt [Line Items]
Other short-term borrowings	141,060	191,453
Domestic [Member] | Other [Member]
Short-term Debt [Line Items]
Other short-term borrowings	126,060	170,044
Foreign [Member]
Short-term Debt [Line Items]
Other short-term borrowings	3,474,821	4,733,138
Other short-term borrowings—net	3,474,821	4,733,138
Foreign [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Other short-term borrowings	3,281,866	3,836,459
Foreign [Member] | Borrowings from Other Financial Institutions [Member]
Short-term Debt [Line Items]
Other short-term borrowings	113,874	631,502
Foreign [Member] | Short-term Debentures [Member]
Short-term Debt [Line Items]
Other short-term borrowings	7,775	24,009
Foreign [Member] | Other [Member]
Short-term Debt [Line Items]
Other short-term borrowings	¥ 71,306	¥ 241,168